Securitization of Personal Whole Loans (Details Narrative) - USD ($)	Sep. 28, 2017	Jun. 22, 2017	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Servicing Assets at Fair Value [Line Items]
Off-balance sheet loans, principal amount outstanding, past due			$ 326,000	$ 367,098	$ 389,431
LendingClub Corp [Member] | Subsidiaries [Member]
Servicing Assets at Fair Value [Line Items]
Ownership percentage by noncontrolling owners			44.00%
Ownership percentage by parent			56.00%
Consumer Loan [Member] | LendingClub Corp [Member]
Servicing Assets at Fair Value [Line Items]
Securities issued in securitization transaction, aggregate value	$ 350,800,000
Loans purchased and simultaneously transferred, principal amount outstanding		$ 336,600,000	$ 642,100,000
Gain (loss) on sale under securitization transaction, pre-tax	2,600,000	1,700,000
Servicing fees	1,300,000	1,100,000
Servicing reserve		6,700,000
Off-balance sheet loans, principal amount outstanding, past due			15,200,000
Consumer Loan [Member] | LendingClub Corp [Member] | Whole Loan Investors [Member]
Servicing Assets at Fair Value [Line Items]
Securities issued in securitization transaction, aggregate value	252,700,000
Consumer Loan [Member] | LendingClub Corp [Member] | Loans Invested in by Company [Member]
Servicing Assets at Fair Value [Line Items]
Securities issued in securitization transaction, aggregate value	98,100,000
Senior Securities and Subordinated Residual Certificates [Member] | LendingClub Corp [Member]
Servicing Assets at Fair Value [Line Items]
Securities issued in securitization transaction, aggregate value	353,700,000	350,700,000
Senior Securities [Member] | LendingClub Corp [Member]
Servicing Assets at Fair Value [Line Items]
Proceeds from sale of loans by consolidated VIE, net of underwriting fees and costs		$ 260,800,000
Percentage of securities sold under securitization		95.00%
Fair value of securities held			16,200,000
Senior Securities [Member] | LendingClub Corp [Member] | Subsidiaries [Member]
Servicing Assets at Fair Value [Line Items]
Fair value of securities held			11,700,000
Senior Securities [Member] | LendingClub Corp [Member] | Depositor [Member]
Servicing Assets at Fair Value [Line Items]
Proceeds from sale of loans by consolidated VIE, net of underwriting fees and costs	$ 302,300,000
Percentage of securities sold under securitization	95.00%
Senior Securities [Member] | LendingClub Corp [Member] | Whole Loan Investors [Member]
Servicing Assets at Fair Value [Line Items]
Proceeds from sale of loans by consolidated VIE, net of underwriting fees and costs	$ 6,300,000
Subordinated Residual Certificates [Member] | LendingClub Corp [Member]
Servicing Assets at Fair Value [Line Items]
Percentage of securities distributed under securitization	72.60%	95.00%
Percentage of securities above required percentage, retained under securitization	2.70%
Fair value of securities held			2,400,000
Subordinated Residual Certificates [Member] | LendingClub Corp [Member] | Subsidiaries [Member]
Servicing Assets at Fair Value [Line Items]
Fair value of securities held			$ 3,000,000